Deferred Income Tax - Additional Information (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of income tax expense [Line Items]
Deferred tax assets for deductible temporary differences related to investments in subsidiaries, associates and joint ventures	¥ 1,041	¥ 1,471
Temporary differences associated with investments in subsidiaries, associates and joint ventures for which deferred tax liabilities had not been recognized	¥ 2,787	¥ 1,777